SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Oct. 15, 2020	Feb. 04, 2019	Nov. 24, 2020	Jun. 17, 2020	Dec. 19, 2019	Aug. 21, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding		3,124,059		1,221,500	3,225,807	8,326,957
Equity issuance, price per share		$ 1.33		$ 1.40	$ 1.24	$ 1.25
Proceeds from issuance of equity		$ 4,160		$ 1,700	$ 4,000	$ 10,400	$ 5,705	$ 25,024	$ 19,882
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate sales proceeds in at the market transactions			$ 12,000
Increase (decrease) in number of shares outstanding			4,617,177
Equity issuance, price per share			$ 2.16
Proceeds from issuance of equity			$ 10,000
HCI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of entity interest held by another entity				31.59%			31.33%
HCI [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding	1,146,790
Equity issuance, price per share	$ 2.18
Proceeds from issuance of equity	$ 2,500
Proportion of entity interest held by another entity	31.00%